Offsets	Nov. 13, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Trevi Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-273030
Initial Filing Date	Jun. 29, 2023
Fee Offset Claimed	$ 2,243.56
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,359,070.00
Termination / Withdrawal Statement	All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Trevi Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-273030
Filing Date	Jun. 29, 2023
Fee Paid with Fee Offset Source	$ 2,243.56
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $200,000,000 of securities of the registrant being registered hereby in the amount of $27,620.00 is offset by $2,243.56, which represents the registration fee previously paid with respect to $20,359,070 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-273030) that was filed with the Securities and Exchange Commission (the "SEC") on June 29, 2023, as amended by Amendment No. 1 thereto that was filed with the SEC on August 11, 2023, which was declared effective by the SEC on August 15, 2023, resulting in a net registration fee due of $25,376.44. All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.